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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one): [ ] is a restatement.
                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jay G. Goldman
Address:   152 W. 57th Street
           New York, NY 10019

Form 13F File Number: 28-10464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jay G. Goldman
Title:
Phone: (212) 262-4343

Signature, Place, and Date of Signing:

/s/ Jay G. Goldman        New York, NY              February 13, 2007
------------------------  ------------------------  ------------------------
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $13,399
                                      (thousands)

List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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                                                                       FORM 13F INFORMATION TABLE
                                        ----------------------------------------------------------------------------------------
COLUMN 1                                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                                -------------- --------- -------- ---------------- ---------- -------- -----------------
                                                                                                               VOTING AUTHORITY
                                                                  VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -----------------
NAME OF ISSUER                          TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
--------------                          -------------- --------- -------- ------- --- ---- ---------- -------- ---- ------- ----
ALTRIA GROUP INC CMN                         COM       02209S103   1,074   14,028 SH        DEFINED                  14,028
AVIS BUDGET GROUP INC CMN                    COM       053774105     191   10,420 SH        DEFINED                  10,420
CEDAR SHOPPING CENTERS, INC. CMN           COM NEW     150602209   1,828  113,060 SH        DEFINED                 113,060
DADE BEHRING HOLDINGS INC CMN                COM       23342J206     354    8,812 SH        DEFINED                   8,812
ELECTRONIC ARTS CMN                          COM       285512109      39      700 SH        DEFINED                     700
EMBARQ CORPORATION CMN                       COM       29078E105   1,268   26,224 SH        DEFINED                  26,224
ENERGY PARTNERS LTD CMN                      COM       29270U105     778   31,564 SH        DEFINED                  31,564
FOOT LOCKER, INC. CMN                        COM       344849104     780   30,906 SH        DEFINED                  30,906
FREESCALE SEMICONDUCTOR, INC. CMN CLASS   COM CL A     35687M107   2,664   70,000 SH        DEFINED                  70,000
MERGE TECHNOLOGIES INC CMN                   COM       589981109     229   33,334 SH        DEFINED                  33,334
O'CHARLEYS INC CMN                           COM       670823103   1,372   72,338 SH        DEFINED                  72,338
RYANS RESTAURANT GROUP INCCMN                COM       783520109     261   16,418 SH        DEFINED                  16,418
SCO GROUP INC CMN                            COM       78403A106      20    9,964 SH        DEFINED                   9,964
TITAN INTERNATIONAL INC (NEW)                COM       88830M102     158    8,754 SH        DEFINED                   8,754
UNIVISION COMMUNICATIONS, INC.CLASS A       CL A       914906102   1,730   50,368 SH        DEFINED                  50,368
CALL/AXP(AXPAJ) @ 50 EXP0               LISTED OPTION  0250049AJ     214      302     CALL  DEFINED                     302
CALL/FDC(FDCAH)@40EXP0                  LISTED OPTION  3190009AH      13       34     CALL  DEFINED                      34
CALL/FDC(FDCJH) @ 40 EXP1               LISTED OPTION  3190009JH      44      176     CALL  DEFINED                     176
CALL/FL(FLAE)@25EXP0                    LISTED OPTION  3440009AE      47      246     CALL  DEFINED                     246
CALL/MO(MOAP) @ 80 EXP0                 LISTED OPTION  0220009AP      57      276     CALL  DEFINED                     276
CALL/MO(VPMAN) @70EXP0                  LISTED OPTION  0220959AN      59       46     CALL  DEFINED                      46
CALL/PIR(PIRLA)@5 EXP1                  LISTED OPTION  7200009LA      27      106     CALL  DEFINED                     106
CALL/THX(THXJL)@60EXP1                  LISTED OPTION  4420009JL       8      138     CALL  DEFINED                     138
PUT/NYX(NYXVK) @55EXP1                  LISTED OPTION  6290019VK       1      185     PUT   DEFINED                     185
PUT/NYX(NYXXN) @70EXP1                  LISTED OPTION  6290009XN      24       66     PUT   DEFINED                      66
PUT/OIH(OIHVF) @130 EXP1                LISTED OPTION  6780009VF      78      190     PUT   DEFINED                     190
PUT/SPX(SZPVP) @1,280 EXP1              LISTED OPTION  6480009VP      43      220     PUT   DEFINED                     220
PUT/XLP(XLPXY) @25EXP1                  LISTED OPTION  8130039XY      36    1,294     PUT   DEFINED                   1,294
                                                                  ------
                                                                  13,399
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